RELATED PARTY TRANSACTIONS (Details Textual) - USD ($) $ in Thousands			1 Months Ended		6 Months Ended		12 Months Ended
	Dec. 03, 2013	Feb. 04, 2013	Mar. 31, 2014	Mar. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2013
Contingent Potential Cash Payment							$ 1,000
Debt Financing Facility Agreement Amount	$ 5,000	$ 15,000
Business Combination Commitment Percentage							100.00%
Repayments of Secured Debt					$ 5,791	$ 34,471
Royalty Agreement [Member]
Long Term Debt Repayment Percentage	0.834%	1.75%
Debt Repayment Term	Dec. 31, 2024	Dec. 31, 2024
Facility Agreement [Member]
Debt Financing Facility Agreement Amount	$ 15,000	$ 15,000			$ 15,000
Line of Credit Facility, Maximum Borrowing Capacity	15,000
Line Of Credit Facility Initial Loan	5,000
Line Of Credit Facility Additional Loan	$ 5,000
Debt Repayment Term	Jan. 31, 2017
Eclat Pharmaceuticals [Member]
Percentage Of Earn Out Payment					20.00%		20.00%
Eclat Pharmaceuticals [Member] | Senior Secured Six Year Note [Member]
Secured Debt				$ 12,000	$ 12,000
Warrants Issued During Period Warrants New Issues				3,300,000
Repayments of Secured Debt			$ 12,000